BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2025
BUSINESS ACQUISITION
Schedule of fair value of the assets acquired and the liabilities assumed

Amount
RMB
(In thousands)
Purchase consideration	374,306

Net assets acquired	208,412
Identifiable intangible assets acquired
—Customer relationships	94,000
—Trademarks	91,000
—Technology	80,000
—Non-compete agreements	13,000
Goodwill	839
Non-controlling interests	(112,945)
Total	374,306